REDEEMABLE NONCONTROLLING INTEREST AND LONG TERM BORROWING (Details) ¥ in Millions	1 Months Ended		12 Months Ended
	Dec. 31, 2023 CNY (¥) agreement	Mar. 31, 2019 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2023 USD ($) agreement	Dec. 31, 2021 CNY (¥)	Dec. 26, 2018 USD ($)
Noncontrolling Interest
Investment return in installments	¥ 26.2
Deemed Dividends Adjustment | $			$ 22,000
Number of guarantee agreements | agreement	4				4
CASI Wuxi
Noncontrolling Interest
Equity ownership (as a percent)							80.00%
Investment commitment | $							$ 80,000,000
Initial cash investment | $				$ 31,000,000
Value of transfer of selected ANDAs | $			30,000,000	$ 30,000,000
Payments to acquire investments | $		$ 20,000,000	$ 20,000,000
Call option purchase investment period			5 years
CASI Wuxi | Call option
Noncontrolling Interest
Equity ownership (as a percent)	20.00%	20.00%			20.00%
CASI Wuxi | Put option
Noncontrolling Interest
Equity ownership (as a percent)	20.00%				20.00%
CASI Wuxi
Noncontrolling Interest
Payments to acquire investments | $			$ 20,000,000
Investment principal returned	¥ 134.2
Reduction in capital	¥ 134.2
CASI Wuxi | Convertible loan
Noncontrolling Interest
Loan term	3 years
Loan, conversion term (in years)	6 months
Interest rate (in %)	4.05%				4.05%
WUXI LP
Noncontrolling Interest
Investment Principal | $					$ 20,000,000
Dividends Payable	¥ 4.0
WUXI LP | December 2023
Noncontrolling Interest
Dividends Payable	5.2
WUXI LP | June 2024
Noncontrolling Interest
Dividends Payable	5.2
WUXI LP | June 2025
Noncontrolling Interest
Dividends Payable	¥ 7.9
WUXI LP | June 2026
Noncontrolling Interest
Dividends Payable						¥ 7.9